Related party transactions - Key management personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Salaries and other short-term employee benefits	£ 6	£ 6	£ 7
Post-employment benefits		2
Share-based payments	1	2	5
Key management personnel compensation	£ 7	£ 10	£ 12